Purchases and other expenses - Restructuring and integration costs - Components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchases and other expenses [abstract]
Departure plans	€ (241)	€ (15)	€ (68)
Lease property restructuring	(6)	2	5
Distribution channels	(22)	(5)	(26)
Other	(63)	(8)	(43)
Restructuring costs	€ (331)	€ (25)	€ (132)